UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Allspring Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various - 5/31, 8/31 and 9/30

Date of reporting period: 07/01/21 - 06/30/22


Item 1. Proxy Voting Record


================== Allspring Adjustable Rate Government Fund ===================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


====================== Allspring Conservative Income Fund ======================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


========================== Allspring Core Bond Fund ===========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Core Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


======================== Allspring Core Plus Bond Fund =========================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


================ Allspring Global Investment Grade Credit Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


===================== Allspring Government Securities Fund =====================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


======================== Allspring High Yield Bond Fund ========================

BLACKSTONE MORTGAGE TRUST, INC.

Ticker:       BXMT           Security ID:  09257W100
Meeting Date: JUN 16, 2022   Meeting Type: Annual
Record Date:  APR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael B. Nash          For       For          Management
1.2   Elect Director Katharine A. Keenan      For       For          Management
1.3   Elect Director Leonard W. Cotton        For       For          Management
1.4   Elect Director Thomas E. Dobrowski      For       For          Management
1.5   Elect Director Martin L. Edelman        For       For          Management
1.6   Elect Director Nnenna Lynch             For       For          Management
1.7   Elect Director Henry N. Nassau          For       For          Management
1.8   Elect Director Jonathan L. Pollack      For       For          Management
1.9   Elect Director Lynne B. Sagalyn         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Omnibus Stock Plan              For       For          Management


--------------------------------------------------------------------------------

DENBURY INC.

Ticker:       DEN            Security ID:  24790A101
Meeting Date: JUN 01, 2022   Meeting Type: Annual
Record Date:  APR 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Kevin O. Meyers          For       For          Management
1b    Elect Director Anthony M. Abate         For       For          Management
1c    Elect Director Caroline G. Angoorly     For       For          Management
1d    Elect Director James N. Chapman         For       For          Management
1e    Elect Director Christian S. Kendall     For       For          Management
1f    Elect Director Lynn A. Peterson         For       For          Management
1g    Elect Director Brett R. Wiggs           For       For          Management
1h    Elect Director Cindy A. Yeilding        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


--------------------------------------------------------------------------------

LADDER CAPITAL CORP

Ticker:       LADR           Security ID:  505743104
Meeting Date: JUN 02, 2022   Meeting Type: Annual
Record Date:  APR 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alan H. Fishman          For       Withhold     Management
1.2   Elect Director Pamela McCormack         For       Withhold     Management
1.3   Elect Director David Weiner             For       Withhold     Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management


--------------------------------------------------------------------------------

MCKESSON CORPORATION

Ticker:       MCK            Security ID:  58155Q103
Meeting Date: JUL 23, 2021   Meeting Type: Annual
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Dominic J. Caruso        For       For          Management
1b    Elect Director Donald R. Knauss         For       For          Management
1c    Elect Director Bradley E. Lerman        For       For          Management
1d    Elect Director Linda P. Mantia          For       For          Management
1e    Elect Director Maria Martinez           For       For          Management
1f    Elect Director Edward A. Mueller        For       For          Management
1g    Elect Director Susan R. Salka           For       For          Management
1h    Elect Director Brian S. Tyler           For       For          Management
1i    Elect Director Kenneth E. Washington    For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Provide Right to Act by Written Consent Against   For          Shareholder


--------------------------------------------------------------------------------

STARWOOD PROPERTY TRUST, INC.

Ticker:       STWD           Security ID:  85571B105
Meeting Date: APR 28, 2022   Meeting Type: Annual
Record Date:  MAR 02, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard D. Bronson       For       For          Management
1.2   Elect Director Jeffrey G. Dishner       For       For          Management
1.3   Elect Director Camille J. Douglas       For       For          Management
1.4   Elect Director Solomon J. Kumin         For       For          Management
1.5   Elect Director Fred Perpall             For       For          Management
1.6   Elect Director Fred S. Ridley           For       For          Management
1.7   Elect Director Barry S. Sternlicht      For       Withhold     Management
1.8   Elect Director Strauss Zelnick          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Omnibus Stock Plan              For       For          Management
6     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


========================== Allspring Income Plus Fund ==========================

INTELSAT S.A.

Ticker:       INTEQ          Security ID:  45790VAB6
Meeting Date: OCT 29, 2021   Meeting Type: Written Consent
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Vote on the Plan - Class J1 Claims      For       For          Management
      (For = Accept, Against = Reject,
      Abstain Is Not Counted)
1B    Elect to Opt Out of the Third Party     None      Against      Management
      Release - Class J1 Claims (For = Opt
      Out, Against or Abstain = Do  Not Opt
      Out)
2A    Vote on the Plan - Class E1 Claims      For       For          Management
      (For = Accept, Against = Reject,
      Abstain Is Not Counted)
2B    Elect to Opt Out of the Third Party     None      Against      Management
      Release - Class E1 Claims (For = Opt
      Out, Against or Abstain = Do  Not Opt
      Out)


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


====================== Allspring International Bond Fund =======================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


========================= Allspring Real Return Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Real Retur Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


================ Allspring Short Duration Government Bond Fund =================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


===================== Allspring Short-Term Bond Plus Fund ======================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


================== Allspring Short-Term High Yield Bond Fund ===================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


==================== Allspring Ultra Short-Term Income Fund ====================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921126
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ALLSPRING FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 29, 2022